Tahoe Acquisition - Assets Acquired and Liabilities Assumed (Details) - Tahoe Resources, Inc [member] - USD ($) $ in Thousands		10 Months Ended
	Feb. 22, 2019	Dec. 31, 2019	Mar. 31, 2019
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value	$ 1,142,674
Cash and cash equivalents recognised as of acquisition date		$ 27,529
Accounts receivable		18,154
VAT Receivable		87,492
Inventory		148,209
Other current assets		1,381
Mineral properties, plant and equipment		1,239,402
Other assets		6,551
Deferred tax assets		30,728
Accounts payable and accrued liabilities		(148,742)
Debt		(125,000)
Provision for closure and decommissioning liabilities		(77,320)
Net current and deferred income tax liabilities		(65,710)
Fair value of Tahoe net assets acquired		1,142,674
Bargain purchase gain recognized in net earnings		$ 0
Preliminary as Reported
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents recognised as of acquisition date			$ 27,529
Accounts receivable			17,854
VAT Receivable			87,268
Inventory			152,534
Other current assets			4,135
Mineral properties, plant and equipment			1,298,037
Other assets			3,450
Deferred tax assets			0
Accounts payable and accrued liabilities			(159,675)
Debt			(125,000)
Provision for closure and decommissioning liabilities			(70,119)
Net current and deferred income tax liabilities			(62,847)
Fair value of Tahoe net assets acquired			1,173,166
Bargain purchase gain recognized in net earnings	30,492
Adjustments
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents recognised as of acquisition date			0
Accounts receivable			300
VAT Receivable			224
Inventory			(4,325)
Other current assets			(2,754)
Mineral properties, plant and equipment			(58,635)
Other assets			3,101
Deferred tax assets			30,728
Accounts payable and accrued liabilities			10,933
Debt			0
Provision for closure and decommissioning liabilities			(7,201)
Net current and deferred income tax liabilities			(2,863)
Fair value of Tahoe net assets acquired			$ (30,492)
Bargain purchase gain recognized in net earnings	$ (30,492)